Nationwide Risk-Based International Equity ETF
Schedule of Investments
May 31, 2021 (Unaudited)
Shares	Security Description	Value
	COMMON STOCKS - 98.9%
	AUSTRALIA - 4.9%
	Communication Services - 0.4%
185,655	Telstra Corporation, Ltd.	$499,527
	Consumer Discretionary - 0.3%
9,628	Wesfarmers, Ltd.	412,183
	Consumer Staples - 0.8%
40,713	Coles Group, Ltd.	521,350
15,025	Woolworths Group, Ltd. (a)	485,466
		1,006,816
	Financials - 0.9%
9,736	ASX, Ltd.	573,682
6,032	Commonwealth Bank of Australia	467,642
		1,041,324
	Health Care - 1.0%
2,148	Cochlear, Ltd.	372,981
1,905	CSL, Ltd.	424,619
15,695	Sonic Healthcare, Ltd.	421,324
		1,218,924
	Industrials - 0.4%
58,673	Brambles, Ltd.	490,789
	Materials - 1.1%
24,769	Fortescue Metals Group, Ltd.	422,396
23,138	Newcrest Mining, Ltd.	501,612
4,831	Rio Tinto, Ltd.	458,183
		1,382,191
		6,051,754
	AUSTRIA - 0.4%
	Materials - 0.4%
10,018	voestalpine AG	450,061
		450,061
	BELGIUM - 1.5%
	Financials - 0.8%
3,222	Ackermans & van Haaren NV	522,400
1,176	Sofina SA	482,766
		1,005,166
	Health Care - 0.4%
4,562	UCB SA	428,570
	Materials - 0.3%
6,773	Umicore SA	407,657
		1,841,393
	CHINA - 2.4%
	Financials - 2.4%
1,789,000	Agricultural Bank of China, Ltd. - H-Shares	726,065
2,172,000	Bank of China, Ltd. - H-Shares	822,738
834,000	China Construction Bank Corporation - H-Shares	687,702
68,500	Ping An Insurance Group Company of China, Ltd. - H-Shares	748,853
		2,985,358
		2,985,358
	CURACO - 0.4%
	Financials - 0.4%
3,030	HAL Trust	545,526
		545,526

	CYPRUS - 0.4%
	Materials - 0.4%
20,972	Polymetal International plc	504,459
		504,459
	DENMARK - 3.6%
	Financials - 0.4%
19,840	Tryg AS	471,069
	Health Care - 1.8%
9,906	Ambu AS - Series B	377,914
4,373	Coloplast AS - Series B	694,539
1,002	Genmab AS (b)	409,509
8,751	Novo Nordisk AS - Series B	691,855
		2,173,817
	Materials - 1.1%
7,658	Chr Hansen Holding AS	687,168
8,552	Novozymes AS - Series B	624,360
		1,311,528
	Utilities - 0.3%
2,803	Orsted AS	428,656
		4,385,070
	FINLAND - 1.5%
	Energy - 0.4%
6,933	Neste Oyj	456,896
	Industrials - 0.4%
5,784	Kone Oyj - Series B	470,234
	Information Technology - 0.3%
83,367	Nokia Oyj	434,647
	Materials - 0.4%
11,667	UPM-Kymmene Oyj	445,265
		1,807,042
	FRANCE - 5.8%
	Communication Services - 0.8%
38,779	Orange SA	494,870
13,049	Vivendi SE	475,278
		970,148
	Consumer Discretionary - 0.7%
2,363	EssilorLuxottica SA	410,413
335	Hermes International	466,842
		877,255
	Consumer Staples - 1.9%
42,099	Carrefour SA	856,420
6,703	Danone SA	477,339
1,087	L’Oreal SA	491,978
2,231	Pernod Ricard SA	492,444
		2,318,181
	Health Care - 0.8%
5,423	Sanofi	581,064
855	Sartorius Stedim Biotech	370,571
		951,635
	Industrials - 1.0%
7,922	Alstom SA (b)	447,284
3,595	Legrand SA	376,789
1,011	Teleperformance	387,321
		1,211,394
	Information Technology - 0.3%
1,756	Dassault Systemes SE	403,748
	Materials - 0.3%
2,458	Air Liquide SA	417,871
		7,150,232

	GERMANY - 10.0%
	Communication Services - 1.0%
26,568	Deutsche Telekom AG	552,901
8,354	Scout24 AG	679,579
		1,232,480
	Consumer Discretionary - 1.1%
2,599	Delivery Hero SE (b)	352,213
7,333	HelloFresh SE (b)	663,161
3,385	Zalando SE (b)	361,789
		1,377,163
	Consumer Staples - 0.5%
5,592	Beiersdorf AG	662,795
	Financials - 0.4%
2,742	Deutsche Boerse AG	448,082
	Health Care - 1.7%
6,514	Bayer AG	414,524
7,194	Fresenius Medical Care AG & Company KGaA	576,453
2,590	Merck KGaA	465,678
11,431	Siemens Healthineers AG	644,710
		2,101,365
	Industrials - 1.2%
4,562	Brenntag SE	428,347
6,623	Deutsche Post AG	449,779
4,625	Knorr-Bremse AG	574,659
		1,452,785
	Information Technology - 0.7%
2,664	SAP SE	373,580
11,452	TeamViewer AG (b)	448,779
		822,359
	Materials - 0.5%
4,968	Symrise AG	661,154
	Real Estate - 2.1%
12,619	Deutsche Wohnen SE	803,022
8,269	LEG Immobilien AG	1,215,792
8,696	Vonovia SE	545,539
		2,564,353
	Utilities - 0.8%
43,941	E.ON SE	534,195
10,355	RWE AG	393,427
		927,622
		12,250,158
	HONG KONG - 2.0%
	Financials - 0.5%
9,600	Hong Kong Exchanges & Clearing, Ltd.	590,484
	Industrials - 1.5%
28,400	Jardine Matheson Holdings, Ltd.	1,842,024
		2,432,508
	IRELAND - 2.0%
	Consumer Discretionary - 0.3%
2,248	Flutter Entertainment plc (b)	421,048
	Consumer Staples - 0.6%
4,934	Kerry Group plc - Series A	667,748
	Industrials - 1.1%
4,472	DCC plc	379,678
8,425	Experian plc	322,885
6,306	Kingspan Group plc	599,935
		1,302,498
		2,391,294

	ITALY - 2.9%
	Financials - 0.7%
20,618	Assicurazioni Generali SpA	423,074
24,155	FinecoBank Banca Fineco SpA (b)	402,230
		825,304
	Health Care - 0.5%
3,247	DiaSorin SpA	570,555
	Industrials - 0.3%
11,525	Prysmian SpA	397,729
	Information Technology - 0.3%
21,228	Nexi SpA (b)	430,937
	Utilities - 1.1%
38,576	Enel SpA	382,649
80,512	Snam SpA	473,704
65,667	Terna SPA	501,550
		1,357,903
		3,582,428
	JAPAN - 30.1% (c)
	Communication Services - 3.5%
21,900	KDDI Corporation	746,561
36,500	Nexon Company, Ltd.	864,251
1,400	Nintendo Company, Ltd.	865,269
29,200	Nippon Telegraph & Telephone Corporation	788,580
82,800	Softbank Corporation	1,063,469
		4,328,130
	Consumer Discretionary - 4.8%
6,600	Bandai Namco Holdings, Inc.	474,108
14,400	Bridgestone Corporation	640,422
3,900	Nitori Holdings Company, Ltd.	675,385
4,200	Oriental Land Company, Ltd.	623,269
37,100	Pan Pacific International Holdings Corporation	742,169
54,300	Rakuten Group, Inc.	631,011
24,900	Sekisui House, Ltd.	525,736
4,400	Shimano, Inc.	1,002,428
5,500	Sony Corporation	548,625
		5,863,153
	Consumer Staples - 4.4%
16,700	Aeon Company, Ltd.	452,065
43,900	Ajinomoto Company, Inc.	1,021,107
46,100	Japan Tobacco, Inc. (a)	917,180
9,500	Kao Corporation	584,124
32,200	Kirin Holdings Company, Ltd. (a)	649,417
12,900	Seven & i Holdings Company, Ltd.	568,785
8,200	Shiseido Company, Ltd.	593,591
15,600	Unicharm Corporation	620,312
		5,406,581
	Energy - 0.6%
169,600	ENEOS Holdings, Inc.	701,687
	Financials - 2.2%
24,900	Japan Exchange Group, Inc.	581,660
89,700	Japan Post Holdings Company, Ltd.	757,078
24,100	MS&AD Insurance Group Holdings, Inc.	740,038
12,900	Tokio Marine Holdings, Inc.	606,555
		2,685,331
	Health Care - 4.7%
34,900	Astellas Pharma, Inc.	558,686
13,400	Chugai Pharmacuetical Company, Ltd.	509,194
18,300	Daiichi Sankyo Company, Ltd.	421,328
6,400	Eisai Company, Ltd.	430,352
5,200	Hoya Corporation	685,847
5,300	M3, Inc.	357,157
22,200	ONO Pharmaceutical Company, Ltd.	507,183

10,200	Shionogi & Company, Ltd.	521,338
5,500	Sysmex Corporation	572,130
17,900	Takeda Pharmaceutical Company, Ltd.	612,645
14,300	Terumo Corporation	554,056
		5,729,916
	Industrials - 4.6%
4,800	Daifuku Company, Ltd.	415,513
2,300	Daikin Industries, Ltd.	461,882
8,400	East Japan Railway Company	594,626
20,000	ITOCHU Corporation	604,865
11,300	Makita Corporation	539,440
24,400	Mitsubishi Corporation	669,156
21,000	Odakyu Electric Railway Company, Ltd.	553,380
7,100	Secom Company, Ltd.	562,383
25,600	SG Holdings Company, Ltd.	567,285
16,600	Toshiba Corporation	701,887
		5,670,417
	Information Technology - 4.6%
26,800	Canon, Inc.	639,082
12,300	FUJIFILM Holdings Corporation	849,116
3,300	Fujitsu, Ltd.	538,772
1,000	Keyence Corporation	496,295
8,100	Kyocera Corporation	499,589
6,400	Murata Manufacturing Company, Ltd.	485,987
9,400	NEC Corporation	440,191
21,500	Nomura Research Institute, Ltd.	686,201
2,900	Obic Company, Ltd.	544,533
13,900	Shimadzu Corporation	494,826
		5,674,592

	Materials - 0.7%
29,600	Nippon Paint Holdings Company, Ltd. (a)	432,527
6,200	Nitto Denko Corporation	491,039
		923,566
		36,983,373
	LUXEMBOURG - 0.3%
	Health Care - 0.3%
3,602	Eurofins Scientific SE (b)	385,596
		385,596
	NETHERLANDS - 3.8%
	Consumer Discretionary - 0.6%
4,126	Just Eat Takeaway.com NV (b)	372,582
3,389	Prosus NV	350,286
		722,868
	Consumer Staples - 1.0%
4,004	Heineken NV	478,673
23,912	Koninklijke Ahold Delhaize NV	694,273
		1,172,946
	Health Care - 0.5%
984	Argenx SE (b)	276,290
6,016	Koninklijke Philips NV	339,633
		615,923
	Industrials - 0.4%
5,599	Wolters Kluwer NV	537,038
	Information Technology - 0.5%
149	Adyen NV (b)	345,256
478	ASML Holding NV	321,590
		666,846
	Materials - 0.8%
3,320	Akzo Nobel NV	423,028
2,863	Koninklijke DSM NV	526,620
		949,648
		4,665,269
	NORWAY - 1.0%
	Communication Services - 0.4%
25,491	Telenor ASA	444,187
	Consumer Staples - 0.3%
14,744	Mowi ASA	384,141
	Energy - 0.3%
18,020	Equinor ASA	391,813
		1,220,141
	PORTUGAL - 1.6%
	Consumer Staples - 0.6%
38,676	Jeronimo Martins SGPS SA	747,448
	Utilities - 1.0%
76,076	EDP - Energias de Portugal SA	442,785
275,631	REN - Redes Energeticas Nacionais SGPS SA	775,603
		1,218,388
		1,965,836
	SINGAPORE - 2.7%
	Communication Services - 0.5%
377,100	Singapore Telecommunications, Ltd.	689,678
	Financials - 1.7%
65,200	Oversea-Chinese Banking Corporation, Ltd.	615,931
107,700	Singapore Exchange, Ltd.	845,679
31,100	United Overseas Bank, Ltd.	617,675
		2,079,285
	Industrials - 0.5%
140,700	Keppel Corporation, Ltd.	569,946
		3,338,909
	SPAIN - 3.3%
	Communication Services - 1.0%
12,933	Cellnex Telecom SA	784,720
96,758	Telefonica SA	475,292
		1,260,012
	Health Care - 0.4%
18,846	Grifols SA	524,571
	Industrials - 0.3%
9,580	Siemens Gamesa Renewable Energy SA	316,369
	Utilities - 1.6%
18,700	EDP Renovaveis SA	444,197
17,779	Endesa SA	512,198
37,688	Iberdrola SA	519,007
18,058	Naturgy Energy Group SA	472,281
		1,947,683
		4,048,635
	SWEDEN - 2.2%
	Consumer Discretionary - 0.3%
1,643	Evolution AB	305,903
	Financials - 0.9%
15,472	Investor AB - Series B	355,017
34,061	Svenska Handelsbanken AB - Series A	388,997
20,023	Swedbank AB - Series A	366,977
		1,110,991
	Industrials - 0.7%
11,032	Assa Abloy AB - Series B	339,638
4,513	Atlas Copco AB - Series A	275,494
12,688	Epiroc AB - Series A	288,925
		904,057
	Information Technology - 0.3%
24,883	Telefonaktiebolaget LM Ericsson - Series B	332,918
		2,653,869
	SWITZERLAND - 4.7%
	Consumer Staples - 1.1%
6	Chocoladefabriken Lindt & Spruengli AG	600,633
5,879	Nestle SA	725,820
		1,326,453
	Health Care - 1.5%
839	Lonza Group AG	542,896
6,518	Novartis AG	576,449
1,982	Roche Holding AG	694,983
		1,814,328
	Industrials - 1.3%
695	Geberit AG	504,851
1,798	Kuehne + Nagel International AG	607,091
1,476	Schindler Holding AG	439,168
		1,551,110

	Information Technology - 0.3%
3,452	Logitech International SA	424,956
	Materials - 0.5%
142	Givaudan SA	635,020
		5,751,867
	UNITED KINGDOM - 11.4%
	Communication Services - 0.8%
222,478	BT Group plc (b)	551,550
209,243	Vodafone Group plc	380,636
		932,186
	Consumer Discretionary - 0.6%
83,327	Kingfisher plc	425,679
12,726	Ocado Group plc (b)	340,844
		766,523
	Consumer Staples - 2.6%
12,366	British American Tobacco plc	475,676
9,108	Diageo plc	439,587
22,093	Imperial Brands plc	501,195
6,804	Reckitt Benckiser Group plc	614,327
208,180	Tesco plc	658,966
8,308	Unilever plc	497,863
		3,187,614
	Financials - 1.5%
14,521	Admiral Group plc	605,102
68,352	HSBC Holdings plc	441,246
4,121	London Stock Exchange Group plc	442,548
35,770	RSA Insurance Group, Ltd.	347,004
		1,835,900
	Health Care - 1.2%
5,089	AstraZeneca plc	580,557
26,852	GlaxoSmithKline plc	511,768
17,251	Smith & Nephew plc	376,798
		1,469,123
	Industrials - 2.1%
52,445	BAE Systems plc	391,577
11,569	Bunzl plc	374,813
2,420	Ferguson plc	328,847
4,056	Intertek Group plc	312,155
14,888	RELX plc	388,195
56,015	Rentokil Initial plc	376,298
2,432	Spirax-Sarco Engineering plc	437,925
		2,609,810

	Information Technology - 0.6%
10,739	Halma plc	396,494
41,599	Sage Group plc	387,272
		783,766
	Materials - 0.8%
4,761	Croda International plc	471,719
5,236	Rio Tinto plc	450,185
		921,904
	Utilities - 1.2%
42,647	National Grid plc	567,909
19,156	SSE plc	418,814
38,538	United Utilities Group plc	537,452
		1,524,175
		14,031,001
	TOTAL COMMON STOCKS (Cost $101,722,042)	121,421,779

	SHORT-TERM INVESTMENTS - 0.4%
	Money-Market Funds - 0.4%
443,114	Invesco Government & Agency Portfolio - Institutional Class, 0.03% (d)	443,114
	TOTAL SHORT-TERM INVESTMENTS (Cost $443,114)	443,114

Principal Amount	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 2.0%
	Repurchase Agreements - 2.0%
$582,862	Citigroup Global Markets, Inc. - 0.01%, dated 5/28/2021, matures 6/01/2021, repurchase price $582,863 (collateralized by various U.S. government obligations: Total Value $594,519)	582,862
582,862	Daiwa Capital Markets America - 0.01%, dated 5/28/2021, matures 6/01/2021, repurchase price $582,863 (collateralized by various U.S. government obligations: Total Value $594,503)	582,862
582,862	HSBC Securities USA, Inc. - 0.00%, dated 5/28/2021, matures 6/01/2021, repurchase price $582,862 (collateralized by various U.S. government obligations: Total Value $594,519)	582,862
172,790	Morgan, Stanley & Company, LLC. - 0.01%, dated 5/28/2021, matures 6/01/2021, repurchase price $172,790 (collateralized by various U.S. government obligations: Total Value $176,246)	172,790
582,862	RBC Dominion Securities, Inc. - 0.01%, dated 5/28/2021, matures 6/01/2021, repurchase price $582,863 (collateralized by various U.S. government obligations: Total Value $594,519)	582,862
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $2,504,238)	2,504,238

	Total Investments (Cost $104,669,394) - 101.3%	124,369,131
	Liabilities in Excess of Other Assets- (1.3)%	(1,630,883)
	TOTAL NET ASSETS - 100.0%	$122,738,248

	Percentages are stated as a percent of net assets.
	(a) All or a portion of this security is on loan as of May 31, 2021. The total value of securities on loan is $2,339,300.
	(b) Non-income producing security.
	(c)
To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

	(d) Rate shown is the annualized seven-day yield as of May 31, 2021.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at May 31, 2021 (Unaudited)

The Fund utilizes various methods to measure fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in marketplace, liquidity of markets, and other characteristics particular to security.
To the extent that the valuation is based on models or inputs that are less observable or unobservable in market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2021:
Nationwide Risk-Based International Equity ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$121,421,779	$-	$-	$121,421,779
Short-Term Investments	443,114	-	-	443,114
Investments Purchased with Proceeds from Securities Lending	-	2,504,238	-	2,504,238
Total Investments in Securities	$121,864,893	$2,504,238	$-	$124,369,131

^ See Schedule of Investments for breakout of investments by country and sector classifications.
For the period ended May 31, 2021, the Fund did not recognize any transfers to or from Level 3.